Schedule of Stock Warrant Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Warrants, Outstanding and exercisable, Beginning	366,000
Weighted-Average Exercise Price Per Share, Outstanding and exercisable Beginning	$ 3.93
Warrants, Granted	31,500	366,000
Weighted-Average Exercise Price Per Share, Granted	$ 6.25	$ 3.93
Warrants, Exercised
Weighted-Average Exercise Price Per Share, Exercised
Warrants, Forfeited
Weighted-Average Exercise Price Per Share, Forfeited
Warrants, Expired
Weighted-Average Exercise Price Per Share, Expired
Warrants, Outstanding and exercisable, Ending	397,500	366,000
Weighted-Average Exercise Price Per Share, Outstanding and exercisable Ending	$ 4.11	$ 3.93